UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-5824

DOMINI SOCIAL INDEX PORTFOLIO
(Exact Name of Registrant as Specified in Charter)

536 Broadway, 7th Floor, New York, New York 10012
(Address of Principal Executive Offices)

Amy L. Domini
Domini Social Investments LLC
536 Broadway, 7th Floor
New York, New York 10012
(Name and Address of Agent for Service)

Registrant's Telephone Number, including Area Code: 212-217-1100

Date of Fiscal Year End: July 31

Date of Reporting Period: January 31, 2004

Item 1.    Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 follows.

Domini Social Index Portfolio

Portfolio of Investments

January 31, 2004 (unaudited)

Issuer	Shares	Value
Consumer Discretionary — 13.4%
American Greetings Corporation (a)	15,700	$329,386
AutoZone, Inc. (a)	23,531	1,984,134
Bandag, Inc.	2,400	100,584
Bassett Furniture Industries	3,000	64,800
Black & Decker Corp.	20,700	1,060,875
Bob Evans Farms, Inc.	9,300	293,229
Centex Corporation	16,900	1,789,710
Champion Enterprises, Inc. (a)	12,800	85,504
Charming Shoppes, Inc. (a)	29,400	171,402
Circuit City Stores, Inc.	54,100	578,870
Claire's Stores, Inc.	23,800	435,540
Comcast Corporation (a)	362,558	12,370,479
Cooper Tire and Rubber Company	18,800	381,076
Dana Corporation	38,400	798,720
Darden Restaurants, Inc.	44,200	884,000
Delphi Automotive Systems Corporation	152,500	1,613,450
Dillard's, Inc.	20,700	351,072
Disney (Walt) Company (The)	547,800	13,147,200
Dollar General Corporation	90,851	2,018,709
Dow Jones & Company	16,000	791,680
eBay Inc. (a)	172,686	11,575,143
Emmis Communications Corporation (a)	12,200	316,834
Family Dollar Stores Inc.	47,000	1,628,080
Fleetwood Enterprises, Inc. (a)	9,300	113,460
Foot Locker, Inc.	39,200	969,808
Gaiam, Inc. (a)	2,200	11,990
Gap Inc.	238,987	4,440,378
Genuine Parts Company	45,700	1,506,272
Harley-Davidson, Inc.	81,400	4,154,656
Harman International Industries, Inc.	17,720	1,315,356
Hartmarx Corporation (a)	8,500	44,030
Home Depot, Inc. (The)	607,406	21,544,691
Horton (D.R.), Inc.	63,600	1,787,160
Interface, Inc. (a)	11,400	88,122
Johnson Controls, Inc.	48,200	2,836,570
KB Home	12,400	837,496
Lee Enterprises, Inc.	8,800	397,848
Leggett & Platt, Incorporated	51,200	1,261,568
Limited Brands	137,000	2,493,400
Liz Claiborne, Inc.	30,000	1,073,100
Lowe's Companies, Inc.	210,200	11,256,210
Luby's, Inc. (a)	5,800	21,402
Mattel, Inc.	114,385	2,163,020
May Department Stores Company	78,100	2,569,490
Maytag Corporation	20,100	575,664
McDonald's Corporation	340,500	8,764,470
McGraw-Hill Companies	51,300	3,848,526
Media General, Inc.	5,800	372,940
Men's Wearhouse, Inc. (a)	10,600	246,874
Meredith Corporation	10,200	514,182
Modine Manufacturing Company	8,700	232,899
New York Times Company	39,600	1,924,560
Newell Rubbermaid, Inc.	74,078	1,809,725
Nordstrom, Inc.	36,900	1,450,170
Omnicom Group, Inc.	51,000	4,202,400
Oneida Ltd.	4,300	23,005
Oshkosh B'Gosh, Inc.	2,700	58,050
Penney (J.C.) Company, Inc.	73,200	1,916,376
Pep Boys — Manny, Moe & Jack	14,000	308,560
Phillips-Van Heusen Corporation	7,200	125,640
Pixar (a)	14,400	957,600
Pulte Homes, Inc.	33,400	1,440,876
Radio One, Inc. (a)	5,800	106,778
RadioShack Corporation	44,300	1,443,294
Reebok International Ltd.	15,800	612,724
Ruby Tuesday, Inc.	16,700	466,598
Russell Corporation	8,300	146,163
Scholastic Corporation (a)	9,700	311,370
Sears, Roebuck and Co.	68,500	3,031,125
Snap-On Incorporated	15,050	468,808
Spartan Motors, Inc.	3,100	30,845

Domini Social Index Portfolio / Portfolio of Investments (Continued)
January 31, 2004 (unaudited)

Issuer	Shares	Value
Consumer Discretionary (Continued)
Stanley Works	23,200	$878,816
Staples, Inc. (a)	133,123	3,542,403
Starbucks Corporation (a)	105,900	3,892,884
Stride Rite Corporation	10,800	118,584
Target Corporation	243,800	9,254,648
Timberland Company (The) (a)	7,500	373,650
Time Warner, Inc. (a)	1,161,500	20,407,555
TJX Companies, Inc.	135,200	3,108,248
Toys 'R' Us, Inc. (a)	55,820	788,178
Tribune Company	84,056	4,302,827
Tupperware Corporation	15,000	264,750
Univision Communications, Inc. (a)	68,600	2,426,382
Value Line, Inc.	2,600	129,740
VF Corporation	28,600	1,215,500
Visteon Corporation	34,000	363,800
Washington Post Company	2,100	1,775,571
Wendy's International, Inc.	29,800	1,183,954
Whirlpool Corporation	18,500	1,405,075
		204,479,291
Consumer Staples — 11.8%
Alberto-Culver Company	15,200	952,736
Albertson's, Inc.	99,000	2,312,640
Avon Products, Inc.	62,900	3,982,828
Campbell Soup Company	110,500	2,909,465
Church & Dwight Co., Inc.	10,300	410,455
Clorox Company	57,000	2,786,160
Coca-Cola Company	656,100	32,306,364
Colgate-Palmolive Company	143,200	7,341,864
Costco Wholesale Corporation (a)	122,030	4,524,872
CVS Corporation	105,200	3,757,744
Estée Lauder Companies, Inc. (The)	32,300	1,323,331
General Mills Incorporated	100,200	4,552,086
Gillette Company	271,338	9,836,003
Green Mountain Coffee, Inc. (a)	1,800	36,900
Hain Celestial Group, Inc. (The) (a)	8,700	196,707
Heinz (H.J.) Company	94,700	3,350,486
Hershey Foods Corporation	27,000	2,038,770
Kellogg Company	109,100	4,125,071
Kimberly-Clark Corporation	135,464	8,000,504
Kroger Company (a)	199,100	3,689,323
Longs Drug Stores Corporation	9,900	220,473
Nature's Sunshine Products, Inc.	4,200	34,860
PepsiAmericas, Inc. (a)	39,000	670,020
PepsiCo, Inc.	458,370	21,662,566
Procter & Gamble Company	347,000	35,074,760
Safeway Inc. (a)	119,300	2,694,987
Smucker (J.M.) Company	12,905	601,244
SUPERVALU, Inc.	36,900	1,066,410
Sysco Corporation	173,900	6,596,027
Tootsie Roll Industries, Inc.	9,368	337,248
United Natural Foods, Inc. (a)	5,000	199,150
Walgreen Company	274,300	9,477,065
Whole Foods Market, Inc.	16,400	1,106,508
Wild Oats Markets, Inc. (a)	6,550	84,823
Wrigley (Wm.) Jr. Company	49,300	2,774,110
		181,034,560
Energy — 1.0%
Anadarko Petroleum Corporation	66,785	3,332,572
Apache Corporation	87,024	3,348,684
Cooper Cameron Corp. (a)	14,100	587,970
Devon Energy Corporation	62,472	3,527,169
EOG Resources, Inc.	31,200	1,413,360
Helmerich & Payne, Inc.	13,000	377,260
Noble Energy, Inc.	14,700	649,740
Rowan Companies, Inc. (a)	24,200	553,696
Sunoco, Inc.	21,100	1,169,994
		14,960,445
Financials — 25.1%
AFLAC, Inc.	137,600	5,074,688
Allied Capital Corporation	33,100	957,252
Ambac Financial Group, Inc.	28,800	2,153,376
American Express Company	343,500	17,807,040
American International Group, Inc.	697,676	48,453,598
AmSouth Bancorporation	92,900	2,294,630
Aon Corporation	84,300	2,071,251
Bank of America Corporation	397,600	32,388,496
Bank One Corporation	298,685	15,116,448

Domini Social Index Portfolio / Portfolio of Investments (Continued)
January 31, 2004 (unaudited)

Issuer	Shares	Value
Financials (Continued)
Capital One Financial Corporation	62,000	$4,406,960
Cathay General Bancorp	6,495	357,745
Charter One Financial, Inc.	59,410	2,151,236
Chittenden Corporation	10,576	345,306
Chubb Corporation	50,600	3,617,394
Cincinnati Financial Corporation	42,285	1,831,786
Comerica Incorporated	47,300	2,701,303
Edwards (A.G.), Inc.	20,987	798,555
Fannie Mae	259,465	20,004,752
Fifth Third Bancorp	152,711	8,825,169
First Tennessee National Corporation	33,000	1,465,860
FirstFed Financial Corp. (a)	4,500	192,420
Franklin Resources, Inc.	66,900	3,864,813
Freddie Mac	185,500	11,578,910
GATX Corporation	12,600	284,760
Golden West Financial	40,300	4,180,319
GreenPoint Financial Corporation	36,900	1,460,502
Hartford Financial Services Group (The)	75,900	4,883,406
Janus Capital Group Inc.	62,926	1,055,898
Jefferson-Pilot Corporation	37,725	1,936,802
KeyCorp	111,600	3,469,644
Lincoln National Corporation	48,200	2,128,030
Marsh & McLennan Companies, Inc.	141,100	6,621,823
MBIA, Inc.	38,100	2,400,300
MBNA Corporation	342,775	9,241,214
Mellon Financial Corporation	116,000	3,794,360
Merrill Lynch & Co., Inc.	251,760	14,800,970
MGIC Investment Corporation	26,400	1,820,016
Moody's Corporation	39,800	2,542,822
Morgan (J.P.) Chase & Co.	544,692	21,183,072
National City Corporation	163,800	5,654,376
Northern Trust Corporation	59,500	2,826,250
PNC Financial Services Group	73,900	4,176,089
Progressive Corporation (The)	57,400	4,744,110
Providian Financial Corporation (a)	76,000	1,040,440
Rouse Company	24,600	1,211,304
SAFECO Corporation	37,600	1,636,728
Schwab (Charles) Corporation	360,900	4,543,731
SLM Corporation	119,900	4,604,160
St. Paul Companies, Inc.	61,264	2,581,052
State Street Corporation	89,100	4,798,035
SunTrust Banks, Inc.	75,700	5,477,652
Synovus Financial Corporation	80,050	2,009,255
U.S. Bancorp	515,321	14,568,125
UnumProvident Corporation	80,900	1,264,467
Wachovia Corporation	353,543	16,347,828
Washington Mutual, Inc.	241,204	10,685,337
Wells Fargo & Company	452,906	26,001,333
Wesco Financial Corporation	1,900	685,901
		385,119,099
Health Care — 11.8%
Allergan, Inc.	35,305	2,925,019
Amgen, Inc. (a)	344,400	22,210,356
Bard (C.R.), Inc.	14,200	1,337,640
Bausch & Lomb Incorporated	14,000	752,500
Baxter International, Inc.	163,700	4,771,855
Becton Dickinson and Company	67,500	3,041,550
Biogen Idec Inc. (a)	87,250	3,733,428
Biomet, Inc.	68,100	2,632,746
Boston Scientific Corporation (a)	219,200	8,941,168
CIGNA Corporation	37,800	2,344,356
Cross Country Healthcare, Inc. (a)	8,600	158,928
Forest Laboratories, Inc. (a)	98,200	7,314,918
Guidant Corporation	82,838	5,291,691
Hillenbrand Industries, Inc.	17,000	1,062,500
Humana, Inc. (a)	42,900	1,000,857
IMS Health, Inc.	63,313	1,629,044
Invacare Corporation	7,700	329,714
Invitrogen Corporation (a)	13,400	1,031,800
Johnson & Johnson	794,170	42,424,561
King Pharmaceuticals Inc. (a)	66,200	1,104,216
Manor Care, Inc.	24,700	881,790
McKesson HBOC, Inc.	77,020	2,262,848
MedImmune, Inc. (a)	66,500	1,562,750
Medtronic, Inc.	323,800	15,937,436
Merck & Co., Inc.	595,600	28,350,560
Millipore Corporation (a)	12,400	644,180

Domini Social Index Portfolio / Portfolio of Investments (Continued)
January 31, 2004 (unaudited)

Issuer	Shares	Value
Health Care (Continued)
Mylan Laboratories, Inc.	72,375	$1,765,226
Oxford Health Plans, Inc.	22,700	1,094,140
St. Jude Medical, Inc. (a)	46,600	3,348,210
Stryker Corporation	53,000	4,703,220
Synovis Life Technologies, Inc. (a)	2,600	42,094
Watson Pharmaceuticals (a)	29,200	1,358,092
Zimmer Holdings, Inc. (a)	64,200	4,911,300
		180,900,693
Industrials — 5.6%
3M Company	209,600	16,577,264
Alaska Air Group, Inc. (a)	6,900	191,820
American Power Conversion	53,600	1,328,744
AMR Corporation (a)	44,400	728,160
Angelica Corporation	2,200	48,400
Apogee Enterprises, Inc.	7,400	86,802
Ault, Inc. (a)	1,200	4,056
Avery Dennison Corporation	30,100	1,871,016
Baldor Electric Company	8,800	204,688
Banta Corporation	6,550	301,300
Brady Corporation	5,500	208,285
Bright Horizons Family Solutions, Inc. (a)	3,200	141,280
Cintas Corporation	45,000	2,031,750
CLARCOR, Inc.	6,450	279,608
Cooper Industries, Inc.	25,100	1,413,130
CPI Corporation	2,100	44,940
Cross (A.T.) Company (a)	3,800	24,624
Cummins, Inc.	10,700	542,811
Deere & Company	64,000	4,006,400
Delta Air Lines, Inc.	32,000	336,000
Deluxe Corporation	15,000	605,850
DeVry, Inc. (a)	18,100	536,303
Dionex Corporation (a)	5,600	299,880
Donaldson Company, Inc.	11,300	610,426
Donnelley (R.R.) & Sons Company	31,300	978,125
Emerson Electric Company	113,000	7,220,700
Fastenal Company	19,700	947,176
FedEx Corporation	79,400	5,342,032
Gerber Scientific, Inc. (a)	5,700	45,087
Graco, Inc.	12,368	509,933
Grainger (W.W.), Inc.	24,000	1,155,360
Granite Construction Incorporated	10,625	226,525
Harland (John H.) Company	7,600	213,560
Herman Miller, Inc.	19,300	465,902
HON Industries Inc.	15,200	636,424
Hubbell Incorporated	12,660	508,299
Ikon Office Solutions	38,800	462,108
Illinois Tool Works, Inc.	82,500	6,443,250
Ionics, Inc. (a)	4,500	123,255
JetBlue Airways Corporation (a)	27,300	620,529
Kansas City Southern Industries, Inc. (a)	15,700	231,418
Kelly Services, Inc.	8,475	246,623
Lawson Products, Inc.	2,500	75,000
Lincoln Electric Holdings, Inc.	11,000	272,140
Masco Corporation	122,600	3,268,516
Milacron, Inc.	8,700	33,321
New England Business Service, Inc.	3,400	101,762
Nordson Corporation	8,600	311,492
Norfolk Southern Corporation	103,200	2,301,360
Pitney Bowes, Inc.	61,900	2,511,902
Robert Half International, Inc. (a)	44,800	1,052,352
Ryder System, Inc.	18,000	662,400
Smith (A.O.) Corporation	5,200	162,292
Southwest Airlines Co.	210,762	3,150,892
SPX Corporation (a)	20,830	1,181,894
Standard Register Company	6,000	110,400
Steelcase, Inc.	9,900	134,937
Tennant Company	2,300	92,667
Thomas & Betts Corporation (a)	15,100	313,023
Thomas Industries, Inc.	4,000	135,960
Toro Company	6,400	304,640
Trex Company, Inc. (a)	3,700	143,375
United Parcel Service, Inc.	146,633	10,450,534
Valassis Communications Inc. (a)	13,600	416,159
Yellow Roadway Corporation (a)	12,480	392,483
		86,379,344

Domini Social Index Portfolio / Portfolio of Investments (Continued)
January 31, 2004 (unaudited)

Issuer	Shares	Value
Information Technology — 23.1%
3Com Corporation (a)	103,000	$793,100
Adaptec, Inc. (a)	27,400	256,738
ADC Telecommunications, Inc. (a)	206,300	722,050
Advanced Micro Devices, Inc. (a)	93,300	1,386,438
Advent Software, Inc. (a)	8,500	160,225
Analog Devices, Inc.	97,700	4,674,945
Andrew Corporation (a)	43,800	750,732
Apple Computer, Inc. (a)	94,600	2,134,176
Applied Materials, Inc. (a)	446,000	9,704,960
Arrow Electronics, Inc. (a)	25,900	693,084
Autodesk, Inc.	29,200	746,060
Automatic Data Processing, Inc.	159,674	6,826,064
BMC Software, Inc. (a)	60,800	1,209,920
Borland Software Corporation (a)	21,100	217,541
CDW Corporation	22,400	1,521,856
Ceridian Corporation (a)	39,000	801,840
Cisco Systems, Inc. (a)	1,846,830	47,352,721
Coherent, Inc. (a)	7,700	235,543
Compuware Corporation (a)	99,400	798,182
Dell Inc. (a)	686,300	22,970,461
Electronic Arts Inc. (a)	79,200	3,711,312
Electronic Data Systems Corporation	128,100	3,069,276
EMC Corporation (a)	644,100	9,043,164
Entegris, Inc. (a)	19,000	242,440
Hewlett-Packard Company	814,110	19,367,677
Hutchinson Technology Incorporated (a)	6,500	191,945
Imation Corporation	9,100	333,515
Intel Corporation	1,747,400	53,470,440
Isco, Inc.	1,500	13,410
Lexmark International Group, Inc. (a)	34,600	2,867,994
LSI Logic Corporation (a)	104,200	1,072,218
Lucent Technologies, Inc. (a)	1,119,492	5,015,324
Merix Corporation (a)	3,750	101,813
Micron Technology, Inc. (a)	163,900	2,640,429
Microsoft Corporation	2,892,000	79,963,800
Molex Incorporated	27,646	960,422
National Semiconductor Corporation (a)	49,700	1,910,965
Novell, Inc. (a)	101,400	1,287,780
palmOne, Inc. (a)	13,904	143,211
Paychex, Inc.	101,400	3,800,472
PeopleSoft, Inc. (a)	100,200	2,159,310
Plantronics Inc. (a)	11,600	464,580
QRS Corporation (a)	4,100	38,786
Qualcomm, Inc.	213,800	12,490,196
Red Hat, Inc. (a)	47,200	898,216
Sapient Corporation (a)	32,800	201,392
Scientific-Atlanta, Inc.	39,900	1,350,216
Solectron Corporation (a)	224,300	1,592,530
Sun Microsystems, Inc. (a)	869,600	4,617,576
Symantec Corporation (a)	83,200	3,228,160
Tektronix, Inc.	22,600	702,182
Tellabs, Inc. (a)	114,100	1,129,590
Texas Instruments, Inc.	463,700	14,536,995
Thermo Electron Corporation (a)	43,800	1,220,706
Waters Corporation (a)	33,400	1,266,194
Xerox Corporation (a)	209,200	3,062,688
Xilinx, Inc. (a)	92,000	3,855,720
Yahoo! Inc. (a)	176,630	8,275,115
		354,254,395
Materials — 1.4%
Air Products & Chemicals, Inc.	61,400	3,064,474
Airgas, Inc.	18,500	419,765
Bemis Company, Inc.	13,700	664,039
Cabot Corporation	16,000	503,680
Calgon Carbon Corporation	10,100	69,892
Caraustar Industries, Inc. (a)	7,200	100,800
Crown Holdings, Inc. (a)	41,600	348,608
Ecolab, Inc.	68,200	1,852,994
Engelhard Corporation	33,200	941,884
Fuller (H.B.) Company	7,300	204,400
IMCO Recycling, Inc. (a)	3,800	32,148
Lubrizol Corporation	13,300	422,275
MeadWestvaco Corp.	52,612	1,418,946
Minerals Technologies, Inc.	5,300	280,529
Nucor Corporation	21,250	1,196,588
Praxair, Inc.	87,800	3,108,998
Rock-Tenn Company	9,000	137,610

Domini Social Index Portfolio / Portfolio of Investments (Continued)
January 31, 2004 (unaudited)

Issuer	Shares	Value
Materials (Continued)
Rohm & Haas Company	60,087	$2,359,616
Sealed Air Corporation (a)	23,000	1,145,170
Sigma-Aldrich Corporation	18,600	1,089,774
Sonoco Products Company	24,745	583,487
Valspar Corporation	13,100	648,450
Wausau-Mosinee Paper Corporation	15,700	199,547
Wellman, Inc.	8,200	65,026
Worthington Industries, Inc.	22,200	362,526
		21,221,226
Telecommunication Services — 5.4%
AT&T Corporation	210,116	4,088,857
AT&T Wireless Services, Inc. (a)	722,887	7,987,901
BellSouth Corporation	493,700	14,430,851
Citizens Communications Company (a)	77,367	907,515
SBC Communications, Inc.	886,328	22,601,364
Sprint Corp. — FON Group	242,700	4,225,407
Telephone and Data Systems, Inc.	13,500	894,780
Verizon Communications	739,122	27,244,038
		82,380,713
Utilities — 0.9%
AGL Resources, Inc.	16,600	487,376
Cascade Natural Gas Corporation	2,900	63,423
Cleco Corporation	12,200	221,674
Energen Corporation	8,900	382,700
Equitable Resources, Inc.	16,100	706,629
IDACORP, Inc.	9,700	298,760
KeySpan Corporation	42,800	1,560,916
Kinder Morgan, Inc.	33,100	1,952,900
MGE Energy, Inc.	4,400	137,852
National Fuel Gas Company	20,500	514,550
NICOR, Inc.	11,400	377,910
NiSource, Inc.	69,047	1,449,987
Northwest Natural Gas Company	6,500	200,200
OGE Energy Corporation	22,900	559,447
Peoples Energy Corporation	9,200	390,632
Pepco Holdings, Inc.	44,400	893,772
Questar Corporation	23,100	811,503
Southern Union Company (a)	19,244	345,622
WGL Holdings	12,600	352,170
Williams Companies, Inc.	140,900	1,428,726
		13,136,749
Total Investments — 99.5%
(cost$1,430,283,664)(b)		$1,523,866,515
Other Assets, less liabilities — 0.5%		7,842,659
Net Assets — 100.0%		$1,531,709,174

(a)	Non–income producing security.

(b)	The aggregate cost for federal income tax purposes is $1,415,780,488, the aggregate gross unrealized appreciation is $281,615,775, and the aggregate gross unrealized depreciation is $173,529,748, resulting in net unrealized appreciation of $108,086,027.

Copyright in the Domini 400 Social IndexSM is owned by KLD Research & Analytics, Inc., and the Index is reproduced here by permission. No portion of the Index may be reproduced or distributed by any means or in any medium without the express written consent of the copyright owner.

See Notes to Financial Statements

Domini Social Index Portfolio

Statement of Assets and Liabilities

January 31, 2004 (unaudited)

ASSETS:
Investments at value (Cost $1,430,283,664)	$1,523,866,515
Cash	6,329,698
Dividends receivable	1,863,257
Total assets	1,532,059,470
LIABILITIES:
Management fee payable (Note 2)	258,335
Other accrued expenses	91,961
Total liabilities	350,296
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS	$1,531,709,174

See Notes to Financial Statements

Domini Social Index Portfolio

Statement of Operations

Six Months Ended January 31, 2004 (unaudited)

INVESTMENT INCOME
Dividends		$10,929,402
EXPENSES
Management fee (Note 2)	$1,415,419
Custody fees (Note 3)	129,781
Professional fees	86,722
Trustees fees	29,241
Miscellaneous	59,889
Total expenses	1,721,052
Fees paid indirectly (Note 3)	(23,949)
Net expenses		1,697,103

NET INVESTMENT INCOME		9,232,299
Net realized loss on investments
Proceeds from sales	$42,372,053
Cost of securities sold	(61,771,049)
Net realized loss on investments		(19,398,996)
Net changes in unrealized appreciation/(depreciation) of investments
Beginning of period	$(104,903,844)
End of period	93,582,851
Net change in unrealized appreciation		198,486,695
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS		$188,319,998

See Notes to Financial Statements

Domini Social Index Portfolio

Statements of Changes in Net Assets

	Six Months Ended January 31, 2004 (unaudited)	Year Ended July 31, 2003
INCREASE IN NET ASSETS
From Operations:
Net investment income	$9,232,299	$15,767,885
Net realized loss on investments	(19,398,996)	(118,701,110)
Net change in unrealized appreciation of investments	198,486,695	242,621,915
Net Increase in Net Assets Resulting from Operations	188,319,998	139,688,690
Transactions in Investors' Beneficial Interest:
Additions	175,456,204	249,027,799
Reductions	(150,409,685)	(309,700,811)
Net Increase/(Decrease) in Net Assets from Transactions in Investors' Beneficial Interests	25,046,519	(60,673,012)
Total Increase in Net Assets	213,366,517	79,015,678
NET ASSETS:
Beginning of period	1,318,342,657	1,239,326,979
End of period	$1,531,709,174	$1,318,342,657

See Notes to Financial Statements

Domini Social Index Portfolio

Financial Highlights

	Six Months Ended January 31, 2004 (unaudited)		Year Ended July 31,
			2003		2002		2001		2000		1999
Net assets (in millions)	$1,532		$1,318		$1,239		$1,729		$1,974		$1,347
Total return	14.17%		12.13%		(22.71)%		(17.28)%		8.94%		23.15%
Ratio of net investment income to average net assets (annualized)	1.30%		1.32%		1.02%		0.78%		0.70%		0.84%
Ratio of expenses to average net assets (annualized)	0.24	%(2)	0.23	%(1)(2)	0.22	%(2)	0.22	%(2)	0.24	%(1)(2)	0.24	%(1)(2)
Portfolio turnover rate	3%		8%		13%		19%		9%		8%

(1)	Reflects an expense reimbursement and fee waiver by the Manager of 0.01%, 0.002%, and 0.01% for the years ended July 31, 2003, 2000, and 1999, respectively. Had the Manager not waived its fee and reimbursed expenses, the ratio of expenses to average net assets would have been 0.24%, 0.24%, and 0.25%, for the years ended July 31, 2003, 2000, and 1999, respectively.

(2)	Ratio of expenses to average net assets for the six months ended January 31, 2004, and for the years ended July 31, 2003, 2002, 2001, 2000, and 1999, include indirectly paid expenses. Excluding indirectly paid expenses, the expense ratios would have been 0.24%, 0.23%, 0.22%, 0.21%, 0.21%, and 0.20%, for the six months ended January 31, 2004, and for the years ended July 31, 2003, 2002, 2001, 2000, and 1999, respectively.

See Notes to Financial Statements

Domini Social Index Portfolio

Notes to Financial Statements

January 31, 2004 (unaudited)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Domini Social Index Portfolio is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company that was organized as a trust under the laws of the State of New York on June 7, 1989. The Portfolio intends to correlate its investment portfolio as closely as is practicable with the Domini 400 Social Index,SM which is a common stock index developed and maintained by KLD Research & Analytics, Inc. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio. The Portfolio commenced operations effective on August 10, 1990, and began investment operations on June 3, 1991.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Portfolio's significant accounting policies.

(A) Valuation of Investments. The Portfolio values securities listed or traded on national securities exchanges at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price which represents the current value of the security. Securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (the "NOCP"). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Portfolio's Board of Trustees.

(B) Dividend Income. Dividend income is recorded on the ex-dividend date.

Domini Social Index Portfolio / Notes to Financial Statements (Continued)
January 31, 2004 (unaudited)

(C) Federal Taxes. The Portfolio will be treated as a partnership for U.S. federal income tax purposes and is therefore not subject to U.S. federal income tax. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio will be managed in such a way that an investor will be able to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies.

(D) Other. Investment transactions are accounted for on the trade date. Gains and losses are determined on the basis of identified cost.

2. TRANSACTIONS WITH AFFILIATES

(A) Manager. Domini Social Investments LLC (Domini) is registered as an investment adviser under the Investment Advisers Act of 1940. The services provided by Domini consist of investment supervisory services, overall operational support, and administrative services. The administrative services include the provision of general office facilities and supervising the overall administration of the Portfolio. For its services under the Management Agreement, Domini receives from the Portfolio a fee accrued daily and paid monthly at an annual rate equal to 0.20%.

(B) Submanager. SSgA Funds Management, Inc. (SSgA) provides investment submanagement services to the Portfolio on a day-to-day basis pursuant to a Submanagement Agreement with Domini. SSgA does not determine the composition of the Domini 400 Social Index.SM  The Index's composition is determined by KLD Research & Analytics, Inc.

3. INVESTMENT TRANSACTIONS

For the six months ended January 31, 2004, cost of purchases and proceeds from sales of investments, other than U.S. government securities and short-term obligations, aggregated $76,161,052 and $42,372,053, respectively. For the six months ended January 31, 2004, custody fees of the Portfolio were reduced by $23,949, which was compensation for uninvested cash left on deposit with the custodian.

Proxy Voting Information

The Domini Funds' Proxy Voting Policies and Procedures are available, free of charge, by calling 1-800-762-6814, by visiting www.domini.com/shareholder-advocacy/Proxy-Voting/index.htm, or by visiting the EDGAR database on the Securities and Exchange Commission's website at www.sec.gov. All proxy votes cast for the Domini Funds are posted to Domini's website on an ongoing basis over the course of the year. After August 31, 2004, an annual record of all proxy votes cast for the Funds during the most recent 12-month period ended June 30 can be obtained, free of charge, at www.domini.com, and on the EDGAR database on the Securities and Exchange Commission's website at www.sec.gov.

Item 2.	Code of Ethics.

(a)    Not applicable to a semi-annual report.

(c)    Not applicable.

(d)    Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable to a semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to a semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.	Schedule of Investments.

Not applicable at this time.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 9.	Submission of Matters to a Vote of Security Holders.

The registrant does not have formal procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. The Board's Nominating Committee will consider nominees recommended by shareholders, who may write the registrant's Secretary, Elizabeth L. Belanger, 536 Broadway, 7th Floor, New York, New York 10012-3915, to deliver a recommendation to the Board's Nominating Committee.

Item 10.  Controls and Procedures.

(a)    Within 90 days prior to the filing of this report on Form N-CSR, Amy L. Domini, the registrant's President and Principal Executive Officer, and Carole M. Laible, the registrant's Treasurer and Principal Financial Officer, reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940) and evaluated their effectiveness. Based on their evaluation, Ms. Domini and Ms. Laible determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in this report on Form N-CSR is recorded, processed, summarized, and reported within the time periods required by the Securities and Exchange Commission's rules and forms.

(b)    There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1)    Not applicable to a semi-annual report.

(a)(2)    Separate certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are filed herewith.

(a)(3)    Not applicable to the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DOMINI SOCIAL INDEX PORTFOLIO

By:	/s/ Amy L. Domini Amy L. Domini President

Date: April 1, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Amy L. Domini Amy L. Domini President (Principal Executive Officer)

Date: April 1, 2004

By:	/s/ Carole M. Laible Carole M. Laible Treasurer (Principal Financial Officer)

Date: April 1, 2004